SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - EBP 001	12 Months Ended
	Jun. 30, 2025 USD ($) participant	Jun. 30, 2024 USD ($) participant
EBP, Accounting Policy [Line Items]
Total participant-directed investments —at fair value	$ 95,458,183	$ 99,708,208
Number of withdrawing participants | participant	1	1
Allocation to withdrawing participants not yet paid	$ 1,500	$ 10,000
The Procter & Gamble Company common stock
EBP, Accounting Policy [Line Items]
Total participant-directed investments —at fair value	$ 31,450,087	$ 34,718,958
Concentration of investment at fair value to total investments (in percent)	32.90%	34.80%